Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity

Note 12 – Equity

The Company is authorized to issue 500,000,000 shares of Ordinary shares with $0.0001 par value.

As at date of incorporation, the Company has 100 shares of Ordinary shares $0.0001 par value issued and outstanding. These shares were issued on the incorporation of the Company on October 17, 2023.

On May 31, 2024, the Company issued additionally 19,999,900 ordinary shares of $0.0001 par value for its re-organization transactions as follows:

(i)	An aggregate 15,336,423 shares of Ordinary shares to Straits for the acquisition of 100% in SMF, TMD Straits and TMD Sturgeon, 70% in Tumpuan Megah and 51% in SMS 1;
(ii)	1,737,467 shares of Ordinary shares to Dato’ Mohd Suhaimi bin Hashim for the acquisition of 15% Tumpuan Megah;
(iii)	1,737,467 shares of Ordinary shares to Yong Sing Goo for the acquisition of 15% Tumpuan Megah; and
(iv)	1,188,543 shares of Ordinary shares to Platinum Gate Capital Pte Ltd. for the acquisition of 49% SMS 1.

On June 30, 2024, the Company reversed $5,311,880 of additional paid-in capital (“APIC”). This amount represented cash contributions from Straits intended for the acquisition of shares in Tumpuan Megah, which had been classified as APIC within Tumpuan Megah’s equity. However, the shares were never issued. As part of the restructuring exercise for the IPO, Straits formally terminated the share acquisition agreement, and this amount was reclassified as a liability under amounts due to related parties, Straits.

On April 22, 2025, the Company consummated its initial public offering on NYSE American, under the ticker symbol “TMDE”. Under this offering, 3,100,000 ordinary shares were issued at a price of $3.25 per share. In addition, the Company granted a 45-day option to the underwriter to purchase up to an additional 465,000 ordinary shares at the public offering price to cover over-allotment, if any. On April 22, 2025, the underwriter exercised the over-allotment option in full to purchase an additional 465,000 ordinary shares. On April 24, 2025, the Company closed its initial public offering and the exercise of the over-allotment option, received gross proceeds of $11,586,250 from the offering before deducting underwriting discounts and offering expenses.

As at December 31, 2024, the Company has 20,000,000 shares of Ordinary shares $0.0001 par value issued and outstanding.

Acquisition of non-controlling interest

On May 31, 2024, the Company’s subsidiary, SMF acquired 4,500,000 ordinary shares in Tumpuan Megah, representing 30% of the non-controlling interest in Tumpuan Megah, from Dato’ Mohd Suhaimi bin Hashim and Yong Sing Goo held equally. The purchase consideration amounting to RM9,720,989 (equivalent to $2,085,557) was settled by the issuance of 3,474,934 ordinary shares of TMDEL.

On May 31, 2024, SMF acquired 49,000 ordinary shares in SMS 1, representing 49% of the non-controlling interest in SMS 1, from Platinum Gate Capital Pte Ltd. The purchase consideration amounting to RM3,324,902 (equivalent to $713,330) was settled by issuance of 1,188,543 ordinary shares of TMDEL.

These acquisitions are accounted for as transactions with non-controlling interests in accordance with ASC 810 (Consolidation). The impact on the Company’s equity and any adjustments to the non-controlling interests are reflected in the statement of equity and the foreign currency translation adjustments associated with these acquisitions are recorded as part of Accumulated Other Comprehensive Income in accordance with ASC 830 (Foreign Currency Matters).